Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		₨ 304,962.9	$ 4,045.1	₨ 265,516.1
Total | $			49,372.4
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		304,962.9		265,516.1
Securities Available-for-Sale		3,406,289.2		2,633,348.4
Equity securities	[1]	10,937.5		11,024.0
Total		3,722,189.6		2,909,888.5
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		6,291.0		1,999.6
Securities Available-for-Sale		371,450.5		34,807.2
Equity securities	[1]	2,282.4		2,390.1
Total		380,023.9	5,040.7	39,196.9
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		298,671.9		263,516.5
Securities Available-for-Sale		2,907,384.4		2,559,728.3
Equity securities	[1]	8,655.1		8,633.9
Total		3,214,711.4	42,641.1	2,831,878.7
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		0.0		0.0
Securities Available-for-Sale		127,454.3		38,812.9
Equity securities	[1]	0.0		0.0
Total		₨ 127,454.3	$ 1,690.6	₨ 38,812.9

[1]	Equity securities classified within other assets.